Loans from Third Parties - Current (Details) - Working Capital Loan [Member] - USD ($)	Jun. 30, 2025	May 06, 2024
Loans from Third Parties - Current [Line Items]
Borrowing amount	$ 219,353
Honghe County Yisa Hengtong Decoration Company [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount		$ 109,600